JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

July 1, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust II (“Trust”) on behalf of the
the Funds listed on Appendix A
File Nos. 2-95973 and 811-4326

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Funds listed on Appendix A does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 135 (Amendment No. 136 under the Investment Company Act of 1940) filed electronically on June 30, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/  Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Appendix A

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund